Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net loss	$ (1,048,559)	$ (353,758)	$ (590,059)	$ (490,742)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services	65,550
Depreciation	(24,998)	2,996	3,995	3,993
Changes in operating assets and liabilities
Accounts receivable	(164,048)	(5,406)	(5,606)	(983)
Inventory	(162,326)			2,020
Trucks	88,896
Deposits	(11,520)		3,000	4,880
Accounts payable	233,820	(2,479)	(19,238)	(39,108)
Accrued expenses	61,402		95,874	(39,253)
Repayment of notes payable	(208,500)	88,047
Retirement of fixed assets	85,488
Net Cash Used in Operating Activities	(1,084,797)	(270,599)	(512,034)	(559,194)
INVESTING ACTIVITIES
Loan Receivable	(1,600)
Computers	(10,426)
Purchase of equipment, building & improvements	(141,413)	0
Goodwill and Intangible Assets	(950,000)
Disposal of fixed asset
Net Cash Provided by (Used in) Investing Activities	(1,103,439)	0
FINANCING ACTIVITIES
Proceeds from notes payable	2,547,785	158,000	465,914	10,000
Proceeds from notes payable - Related		7,500	747	261,577
Repayment of notes payable	(175,000)	(377,333)	(352,333)
Repayment of notes payable - Related	(104,239)	(8,500)	(161,705)
Shares issued for debt conversion	343,717	412,333
Common stock issued for cash		76,863	534,196	361,976
Prior period adjustment to retained earnings	(4,884)			(49,285)
Net Cash Provided by Financing Activities	2,607,380	268,863	486,820	584,268
NET INCREASE (DECREASE) IN CASH	419,144	(1,736)	(25,215)	25,074
CASH AT BEGINNING OF PERIOD	69	25,284	25,284	210
CASH AT END OF PERIOD	419,214	23,549	69	25,284
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
CASH PAID FOR: Interest	90,063	0	49,167	80,619
NON CASH FINANCING ACTIVITIES:
Issuance of shares for debt conversion	$ 119,621	$ 0	$ 2,850